Long-Term Debt - Repayment of Long-Term Debt (Details) - CAD CAD in Millions	Dec. 31, 2017	Dec. 31, 2016
Debt Instrument [Line Items]
Due within 1 year	CAD 705
Due in year 2	282
Due in year 3	673
Due in year 4	1,219
Due in year 5	1,060
Thereafter	17,596
Long-term Debt	21,535	CAD 21,219
REGULATED
Debt Instrument [Line Items]
Due within 1 year	499
Due in year 2	169
Due in year 3	516
Due in year 4	435
Due in year 5	1,060
Thereafter	13,904
Long-term Debt	16,583
Corporate and Other
Debt Instrument [Line Items]
Due within 1 year	206
Due in year 2	113
Due in year 3	157
Due in year 4	784
Due in year 5	0
Thereafter	3,692
Long-term Debt	CAD 4,952